(NORTH TRACK LOGO)
SHARPEN YOUR FOCUS

SEMI-ANNUAL REPORT
TO SHAREHOLDERS (Unaudited)
June 30, 2001

>  CASH RESERVE FUND

   Class B and Class X
   Common Stock
   (Retail Shares)

(NORTH TRACK LOGO)
SHARPEN YOUR FOCUS

SEMI-ANNUAL REPORT
TO SHAREHOLDERS (Unaudited)
June 30, 2001

>  CASH RESERVE FUND

   Class Y
   Common Stock
   (Institutional Shares)

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                               PRESIDENT'S LETTER
                       SEMIANNUAL REPORT TO SHAREHOLDERS
                           JUNE 30, 2001 (UNAUDITED)

                                                                 August 20, 2001

Dear Shareholder:

  I am pleased to provide the North Track Funds first semi-annual report (formerly Principal Preservation Portfolios, Inc.). The assets of the Cash Reserve Fund began the year at $149,726,912 and closed June 30th at $165,670,699, representing growth in assets of approximately 11%.

  Yields on money market investments fell during the period from 5.68% to 3.33% on June 30, 2001. The average Donahue 7-day yield on June 30, 2001 was 3.46%.

  We continue to redefine aspects of our fund family, which allows you to "sharpen your focus" with our North Track Funds.

                                          Sincerely,

                                          /s/Robert J. Tuszynski

                                          Robert J. Tuszynski
                                          President and CEO

The accompanying report is intended for the existing shareholders of North Track Funds. It does not constitute an offer to sell. Any investor wishing to receive more information about the funds should obtain a prospectus which includes a discussion of each investment objective and all sales charges and expenses of the relevant fund(s).

                          SEMIANNUAL REPORT COMMENTARY
                           JUNE 30, 2001 (UNAUDITED)

Short-term rates have fallen significantly over the first half of 2001 as year-over-year domestic growth fell to 1.3%. The significance of the economic weakness led the Federal Reserve to reduce the Federal Funds rate by 275 basis points over the first six months of this year -- leaving the Federal Funds rate at 3.75% as of June 30, 2001.

As a consequence of the Federal Reserve's policy of accommodation, money market rates have experienced significant declines. Over the period, the three-month LIBOR fell 256 basis points to end the period at 3.84% and the one-year LIBOR fell 182 basis points to end the period at 4.18%. Due to the lower rate environment, the portfolio manager of the Cash Reserve Fund lengthened the average maturity of the fund's portfolio in order to capture higher yields. As a result, the fund's average maturity lengthened from 52 days at year-end, to 72 days on June 30. Lengthening the average maturity allowed us to maintain our gross yield, while our peers with shorter average maturities experienced lower yields due to reinvestment risk.

As of June 30, the fund's holdings were allocated between: Commercial Paper 56%, Corporate 24%, Government 19%, and Time Deposit 1%.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                      CLASS X COMMON STOCK (RETAIL SHARES)
                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of North Track Funds, Inc.' s Cash Reserve Fund outstanding for the periods indicated. You should read this information in conjunction with the financial statements and related notes.

                                                     FOR THE SIX
                                                     MONTHS ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                    JUNE 30, 2001      --------------------------------------------------------
                                                     (UNAUDITED)        2000        1999         1998        1997         1996
                                                    -------------      ------      ------       ------      ------       ------
(Selected data for each retail share of the Fund
outstanding throughout the periods)

Net asset value, beginning of period                    $  1.00        $  1.00     $  1.00      $  1.00     $  1.00      $  1.00
                                                        -------        -------     -------      -------     -------      -------

Income from investment operations:
   Net investment income                                   0.02           0.06        0.04         0.05        0.05         0.05

Less distributions:
   Dividends from net investment income                   (0.02)         (0.06)      (0.04)       (0.05)      (0.05)       (0.05)
                                                        -------        -------     -------      -------     -------      -------

Net asset value, end of period                          $  1.00        $  1.00     $  1.00      $  1.00     $  1.00      $  1.00
                                                        -------        -------     -------      -------     -------      -------
                                                        -------        -------     -------      -------     -------      -------

Total investment return (a)<F1>                           2.18%          5.64%       4.35%        4.77%       4.80%        4.78%

Ratios/Supplemental Data:
   Net assets, end of period (to nearest thousand)     $129,049       $113,595    $136,998     $147,995    $122,710      $89,946
   Ratio of expenses to average net assets (b)<F2>        0.90%          0.80%       0.90%        0.89%       0.86%        0.78%
   Capital contributions (a)<F1>                             --             --          --           --       0.13%           --
   Ratio of net investment income
     to average net assets (b)<F2>                        4.30%          5.50%       4.26%        4.65%       4.71%        4.73%

(a)<F1> In 1997 the advisers made capital contributions to offset losses in securities. Without those capital contributions, the adjusted total returns would have been 4.67% for 1997.
(b)<F2> For the years ended December 31, 1999, 1998, 1997 and 1996, the Fund's adviser and administrator voluntarily waived a portion of their fees. Without these voluntary waivers and expense reimbursements, the ratios of net investment income and expenses to average net assets would have been as follows:

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------
                                                          2000           1999           1998           1997           1996
                                                         ------         ------         ------         ------         ------
   Ratio of expenses to average net assets                n/a           0.93%          0.96%          0.94%          0.99%
   Ratio of net investment income
     to average net assets                                n/a           4.23%          4.58%          4.63%          4.63%

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                  CLASS Y COMMON STOCK (INSTITUTIONAL SHARES)
                              FINANCIAL HIGHLIGHTS

                                                     FOR THE SIX
                                                     MONTHS ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                    JUNE 30, 2001      --------------------------------------------------------
                                                     (UNAUDITED)        2000        1999         1998        1997         1996
                                                    -------------      ------      ------       ------      ------       ------
(Selected data for each institutional
  share of the Fund outstanding
  throughout the periods)

Net asset value, beginning of period                   $  1.00        $  1.00     $  1.00      $  1.00     $  1.00      $  1.00
                                                       -------        -------     -------      -------     -------      -------

Income from investment operations:
   Net investment income                                  0.03           0.06        0.05         0.05        0.05         0.05

Less distributions:
   Dividends from net investment income                  (0.03)         (0.06)      (0.05)       (0.05)      (0.05)       (0.05)
                                                       -------        -------     -------      -------     -------      -------

Net asset value, end of period                         $  1.00        $  1.00     $  1.00      $  1.00     $  1.00      $  1.00
                                                       -------        -------     -------      -------     -------      -------
                                                       -------        -------     -------      -------     -------      -------

Total investment return (b)<F4>                          2.38%          6.01%       4.67%        5.15%       5.21%        5.20%

Ratios/Supplemental Data:
   Net assets, end of period (to nearest thousand)     $32,356        $32,800     $10,536      $19,889     $33,057      $35,120
   Ratio of expenses to average net assets (a)<F3>       0.50%          0.50%       0.58%        0.48%       0.45%        0.34%
   Capital contribution (b)<F4>                             --             --          --           --       0.17%           --
   Ratio of net investment income
     to average net assets (a)<F3>                       4.70%          6.00%       4.54%        5.06%       5.10%        4.95%

(a)<F3> For the years ended December 31, 1999, 1998, 1997 and 1996 the adviser and administrator voluntarily waived a portion of their fees. Without these voluntary waivers, the ratios would have been as follows:

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------
                                                          2000           1999           1998           1997           1996
                                                         ------         ------         ------         ------         ------
   Ratio of expenses to average net assets                n/a           0.62%          0.55%          0.54%          0.54%
   Ratio of net investment income
     to average net assets                                n/a           4.50%          4.99%          5.01%          4.75%

(b)<F4> During 1997, the adviser made capital contributions to offset losses in securities. Had the adviser not made capital contributions, the adjusted total return would have been 5.04%.

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

               CLASS B COMMON STOCK (CONTINGENT DEFERRED SHARES)
                              FINANCIAL HIGHLIGHTS

                                                                                                              FOR THE PERIOD FROM
                                                                 FOR THE SIX                                   DECEMBER 15, 1999
                                                                 MONTHS ENDED              FOR THE              (COMMENCEMENT OF
                                                                JUNE 30, 2001             YEAR ENDED          OPERATIONS) THROUGH
                                                                 (UNAUDITED)          DECEMBER 31, 2000        DECEMBER 31, 1999
                                                                -------------         -----------------        -----------------
(Selected data for each Class B share of the Fund
  outstanding throughout the period)

Net asset value, beginning of period                               $  1.00                 $  1.00                  $  1.00
                                                                   -------                 -------                  -------

Income from investment operations:
     Net investment income                                            0.02                    0.05                       --

Less distributions:
     Dividends from net investment income                            (0.02)                  (0.05)                      --
                                                                   -------                 -------                  -------

Net asset value, end of period                                     $  1.00                 $  1.00                  $  1.00
                                                                   -------                 -------                  -------
                                                                   -------                 -------                  -------

Total investment return                                              1.88%                   5.05%                    3.47%*<F5>

Ratios/Supplemental Data:
     Net assets, end of period (to nearest thousand)                $4,266                  $3,332                     $117
     Ratio of expenses to average net assets                         1.50%                   1.40%                    1.39%*<F5>
     Ratio of net investment income to average net assets            3.60%                   4.94%                    3.47%*<F5>

*<F5>  Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                                 BALANCE SHEET
                           JUNE 30, 2001 (UNAUDITED)

ASSETS:
   Investments in securities, at amortized cost and value:
       U.S. government and agency obligations                     $ 31,148,093
       Corporate investments                                       131,289,699
       Short-term investments                                        2,453,557
   Receivables for fund shares sold                                     75,726
   Interest receivable                                                 959,647
   Other assets                                                          1,511
                                                                  ------------
       Total assets                                                165,928,233
                                                                  ------------

LIABILITIES:
   Payables for capital shares redeemed                $81,743
   Dividends payable (Retail Class X)                       70
   Dividends payable (Institutional Class Y)            64,763
   Dividends payable (Retail Class B)                      186
   Management fees                                      27,785
   Accrued expenses                                     82,987
                                                       -------
       Total liabilities                                               257,534
                                                                  ------------
NET ASSETS                                                        $165,670,699
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
   Capital stock                                                  $165,657,238
   Undistributed net investment income                                  14,540
   Undistributed accumulated net realized gain                          (1,079)
                                                                  ------------
       Net Assets                                                 $165,670,699
                                                                  ------------
                                                                  ------------

RETAIL CLASS X
   Net assets (in 000's)                                          $    129,049
   Shares issued and outstanding                                       129,042
   Net asset value and redemption price per share                        $1.00

INSTITUTIONAL CLASS Y
   Net assets (in 000's)                                          $     32,356
   Shares issued and outstanding                                        32,353
   Net asset value and redemption price per share                        $1.00

RETAIL CLASS B
   Net assets (in 000's)                                          $      4,266
   Shares issued and outstanding                                         4,266
   Net asset value and redemption price per share                        $1.00

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                         $4,312,587
   Gain on paydowns                                                      5,052
                                                                    ----------
        Total investment income                                      4,317,639
                                                                    ----------

EXPENSES:
   Investment advisory fees                            164,865
   Administration fees                                 123,649
   Shareholder service fees Class X                    154,160
   Distribution fees Class X                            93,164
   Distribution fees Class B                            18,722
   Professional fees                                    32,910
   Depository fees                                      19,176
   Director fees                                         5,928
   Registration fees                                    26,933
   Transfer agent                                        6,701
   Pricing                                               2,355
   Printing and postage fees                            34,482
   Miscellaneous expenses                                2,025
                                                       -------
        Net expenses                                   685,070
   Less: Security Lending Revenue                         (494)
                                                       -------
                                                       684,576

NET INVESTMENT INCOME                                                3,633,063
NET REALIZED LOSSES ON INVESTMENTS                                        (236)
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $3,632,827
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         FOR THE SIX                FOR THE
                                                                                         MONTHS ENDED              YEAR ENDED
                                                                                        JUNE 30, 2001             DECEMBER 31,
                                                                                         (UNAUDITED)                  2000
                                                                                        -------------             ------------
OPERATIONS:
   Net investment income                                                                 $  3,633,063            $  8,481,005
   Net realized loss from investment sales                                                       (236)                 (2,014)
                                                                                         ------------            ------------
        Net increase in net assets resulting from operations                                3,632,827               8,478,991
                                                                                         ------------            ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                                            244,066,547             371,801,436
   Net asset value of shares issued in distributions                                        3,130,879               7,584,546
   Cost of shares redeemed                                                               (231,257,062)           (377,315,916)
                                                                                         ------------            ------------
        Net increase in net assets from capital share transactions                         15,940,364               2,070,066
                                                                                         ------------            ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Class X Shares                                                                          (2,660,504)             (7,279,517)
   Class Y Shares                                                                            (900,472)             (1,135,907)
   Class B Shares                                                                             (68,428)                (57,375)
                                                                                         ------------            ------------
        Total distributions                                                                (3,629,404)             (8,472,799)
                                                                                         ------------            ------------
        Total increase in net assets                                                       15,943,787               2,076,258

NET ASSETS:
   Balance at beginning of period                                                         149,726,912             147,650,654
                                                                                         ------------            ------------
   Balance at end of period                                                              $165,670,699            $149,726,912
                                                                                         ------------            ------------
                                                                                         ------------            ------------

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2001 (UNAUDITED)

1.   ORGANIZATION --

North Track Funds, Inc. ("North Track"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with ten funds: Tax-Exempt Fund, Government Fund, S&P100 Plus Fund, Achievers Fund, PSE Tech 100 Index Fund, Cash Reserve Fund, Wisconsin Tax-Exempt Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund. This report presents information only for the Cash Reserve Fund (the "Fund"). Information regarding the other funds is presented in separate reports. The assets and liabilities of each fund are segregated and a shareholder's interest is limited to the fund in which the shareholder owns shares.

The Fund is a separate series of North Track, a Maryland corporation organized in 1984. The Fund's investment objective is a high level of current income consistent with stability of principal and the maintenance of liquidity. The Fund commenced operations on April 5, 1993. Institutionalshares were first offered on January 1, 1996. Class B shares were first offered on December 15, 1999.

Each class of shares has identical rights and privileges, except with respect to shareholder service fees and distribution fees paid by Retail Shares, voting rights on matters affecting a single Class of shares and the exchange privileges of each Class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES --

The following is a summary of the significant accounting policies of the Fund:

     a) Valuation of Investments - Money market instruments are valued at amortized cost, which the Directors have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     b) Interest Income - Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of expected maturity. Premiums are amortized on the investments of the Fund, accrued ratably to the date of expected maturity.

     c) Federal Income Taxes - The Fund intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income or excise taxes is necessary. As of December 31, 2000 the Fund has a Federal income tax capital loss carryforward of $843 expiring in 2007. Management does not intend to make any distributions of future realized capital gains until its Federal income tax capital loss carryforward is exhausted.

          The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, on December 31, 2000 reclassifications were made to decrease undistributed net investment income by $3,025, increase capital stock by $2 and decrease accumulated net realized loss by $3,023.

     d) Expense Allocation - The Fund bears all costs of its operations other than expenses specifically assumed by B.C. Ziegler and Company ("BCZ") (with whom certain officers and directors of North Track are affiliated). BCZ is a wholly owned subsidiary of The Ziegler Companies, Inc. Expenses incurred by North Track with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses in each fund can otherwise be made fairly. Net investment income, including expenses, other than class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

     e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     f) Other - Investment transactions are accounted for on the date the security is purchased or sold. The Fund has investments in repurchase agreements, which are securities purchased from another party who agrees to repurchase the security within a specified time period at a specified price. It is the policy of the Fund to require the custodian bank to have legally segregated within the Federal Reserve/Treasury book-entry system, all securities held as collateral in support of the repurchase agreements. Procedures have been established by the Fund to monitor the market value of the collateral to ensure the existence of a proper level of collateral.

          Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of the collateral securities.

3.  TRANSACTIONS WITH AFFILIATES --

     a) Investment Advisory Fees - BCZ is the Investment Advisor to the Fund. For its services under the Investment Advisory Agreement, the advisor receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Fund's average daily net assets. For the six months ended June 30, 2001, the Fund incurred total Advisory fees of $164,865.

     b) Administration Fees - Pursuant to an Administrative Services Agreement, BCZ provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services, BCZ receives a fee computed daily and payable monthly totalling 0.15% of average daily net assets up to $200 million, and 0.10% of such assets over $200 million. For the six months ended June 30, 2001, the Fund incurred administration fees of $123,649.

     c) BCZ has an Accounting and Pricing Agreement with North Track to provide accounting and pricing services to the Fund. In addition, the Fund pays BCZ distribution fees and shareholder service fees for shareholder accounts maintained by BCZ instead of the applicable transfer agent fees. The total amount of the fees paid to BCZ for the six months ended June 30, 2001 were as follows:

                                                                               COMMISSION &
              SHAREHOLDER SERVICE CLASS X     DISTRIBUTION - CLASS X      DISTRIBUTION - CLASS B     FUND ACCOUNTING
              ---------------------------     ----------------------      ----------------------     ---------------
                       $154,160                       $88,539                      $360                  $26,809

4.   CAPITAL SHARE TRANSACTIONS --

     (a) North Track has authorized common stock of ten billion shares with a par value of $.001 per share. Its shares are divided into ten mutual fund series: Wisconsin Tax-Exempt Fund, Government Fund, Tax-Exempt Fund, S&P 100 Plus Fund, Achievers Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Cash Reserve Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund. Each Fund (other than the Cash Reserve Fund) has designated Class A (front-end load) shares. In addition, the S&P 100 Plus Fund, Achievers Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund also have designated Class B (contingent deferred sales charge) shares. The S&P 100 Plus Fund, Achievers Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Government Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund also have designated Class C (front-end and contingent deferred sales charge) shares. The Cash Reserve Fund has designated three classes of shares: Class X (Retail Shares); Class B (CDSC Retail Shares); and Class Y (Institutional Shares). The authorized shares of common stock may be allocated to any of the above Funds or to new funds as determined by the Board of Directors. The shares of each Fund have equal rights and privileges with all other shares of that Fund.

     (b) Shown below is the Capital share activity, in thousands, during the years ended December 31, 2000 and the six months ended June 30, 2001.

                                              CLASS X      CLASS Y     CLASS B
                                              -------      -------     -------
               SHARES OUTSTANDING
                 AT DECEMBER 31, 1999         137,002       10,531        117
                                             --------     --------     ------
                 Shares sold                  211,618      151,932      8,251
                 Shares reinvested              7,269          265         51
                 Shares redeemed             (242,298)    (129,930)    (5,088)
                                             --------     --------     ------
               SHARES OUTSTANDING
                 AT DECEMBER 31, 2000         113,591       32,798      3,331
                                             --------     --------     ------
                 Shares sold                   94,642      146,120      3,304
                 Shares reinvested              2,656          411         64
                 Shares redeemed              (81,847)    (146,976)    (2,433)
                                             --------     --------     ------
               SHARES OUTSTANDING
                 AT JUNE 30, 2001             129,042       32,353      4,266
                                             --------     --------     ------
                                             --------     --------     ------

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                         MATURITY       INTEREST              VALUE
   AMOUNT      DESCRIPTION                                                           DATE           RATE              (NOTE 2A)
 ---------     -----------                                                         --------       --------            ---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 18.8%

FEDERAL HOME LOAN BANK (FHLB)
 $1,000,000    FHLB Note                                                           07/08/02        6.190%           $  1,021,247
    100,000    FHLB Note                                                           05/17/02        5.435%                101,123
  1,110,000    FHLB Note                                                           05/01/02        6.750%              1,134,874
  5,025,000    FHLB Note                                                           02/15/02        6.750%              5,104,839
    200,000    FHLB Note                                                           01/22/02        4.875%                200,810
    200,000    FHLB Note                                                           11/23/01        4.975%                200,667
    500,000    FHLB Note                                                           11/19/01        4.910%                499,757
    640,000    FHLB Note                                                           10/26/01        4.600%                630,432
    350,000    FHLB Note                                                           08/15/01        5.875%                349,692
    900,000    FHLB Note                                                           08/13/01        5.500%                900,194
    500,000    FHLB Note                                                           08/02/01        5.763%                499,433
                                                                                                                    ------------
               Total Federal Home Loan Bank                                                                           10,643,068
                                                                                                                    ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
  1,600,000    FHLMC Note                                                          05/15/02        5.500%              1,620,595
    555,000    FHLMC Discount Note                                                 05/29/02        3.800%                535,550
  5,000,000    FHLMC Discount Note                                                 07/20/01        3.950%              4,989,576
  5,000,000    FHLMC Discount Note                                                 07/13/01        3.970%              4,993,383
     50,000    FHLMC Discount Note                                                 07/05/01        4.560%                 49,975
  5,000,000    FHLMC Discount Note                                                 07/03/01        3.870%              4,998,921
    227,982    FHLMC Gold Participation Certificate Pool #G50390                   11/01/01        6.000%                227,569
                                                                                                                    ------------
               Total Federal Home Loan Mortgage Corporation                                                           17,415,569
                                                                                                                    ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
  1,290,000    FNMA Medium Term Note                                               03/15/02        5.375%              1,301,134
  1,000,000    FNMA Medium Term Note                                               05/01/02        6.830%              1,021,878
    266,308    FNMA Pool #285566                                                   09/01/01        7.000%                266,278
                                                                                                                    ------------
               Total Federal National Mortgage Association                                                             2,589,290
                                                                                                                    ------------

TENNESSEE VALLEY AUTHORITY (TVA)
    500,000    Tennessee Valley Authority                                          09/14/01        5.280%                500,166
                                                                                                                    ------------
               Total Tennessee Valley Authority                                                                          500,166
                                                                                                                    ------------
               Total U.S. Government and Agency Obligations                                                           31,148,093
                                                                                                                    ------------

CORPORATE SECURITIES -- 79.2%

BONDS AND NOTES
    200,000    American Express Credit Corporation Notes                           08/15/01        8.500%                201,065
  3,355,000    American General Finance Corporation Senior Notes                   07/01/02        7.450%              3,464,878
  1,993,000    Associates Corporation Senior Notes                                 07/15/02        5.875%              2,029,982
    100,000    Associates Corporation NA Senior Notes                              02/15/02        5.500%                 99,990
  2,500,000    Associates Corporation Rule 144A Private Placement Bonds            02/04/02        4.378%(b)<F7>       2,501,948
    135,000    Associates Corporation NA Senior Notes                              09/30/01        7.875%                135,752
    250,000    Ford Motor Credit Corporation Global Unsubordinated Senior Notes    02/28/02        6.500%                252,605
    300,000    Ford Motor Credit Medium Term Senior Notes                          12/28/01        6.110%                302,074
  3,180,000    Ford Motor Credit Corporation Global Notes                          09/25/01        7.000%              3,183,818
  1,000,000    General Electric Capital Corporation Global Medium Term Notes       03/01/02        5.510%              1,008,361
  1,300,000    General Electric Capital Corporation Notes                          12/15/01        6.290%              1,314,425
  1,500,000    General Electric Capital Corporation Medium Term Notes              08/27/01        5.770%              1,503,843
  2,400,000    General Motors Acceptance Corporation Medium Term Notes             07/08/02        6.300%              2,445,750
  2,000,000    General Motors Acceptance Corporation Global Bonds                  01/14/02        5.500%              2,006,184
  3,850,000    General Motors Acceptance Corporation Medium Term Notes             01/10/02        6.625%              3,885,624
  2,000,000    Household Finance Corporation Medium Term Senior Notes              03/27/02        3.930%(a)<F6>       2,002,087
  1,500,000    Merrill Lynch & Company Medium Term Senior Notes                    02/08/02        4.674%(b)<F7>       1,504,086
  1,000,000    Merrill Lynch & Company Medium Term Notes                           11/15/01        5.870%              1,006,842
  3,000,000    Merrill Lynch & Company Medium Term Notes                           10/15/01        6.060%              3,016,048
  1,866,000    Merrill Lynch & Company Euro Medium Term Notes                      08/21/01        6.500%              1,872,006
  5,000,000    Prudential Funding Corporation Rule 144A
                 Private Placement Medium Term Notes                               10/18/01        5.009%(b)<F7>       5,003,726
                                                                                                                    ------------
               Total Corporate Bonds                                                                                  38,741,094
                                                                                                                    ------------

COMMERCIAL PAPER
  2,250,000    American General Finance Corporation                                07/19/01        3.940%              2,246,306
  1,750,000    American General Finance Corporation                                07/10/01        3.970%              1,748,263
  3,000,000    American Express Credit Corporation                                 09/14/01        5.800%              2,963,749
  1,250,000    American Express Credit Corporation                                 08/27/01        3.730%              1,242,618
  2,000,000    American Express Credit Corporation                                 07/13/01        4.010%              1,997,327
  1,250,000    American Express Credit Corporation                                 07/06/01        3.900%              1,249,323
  1,000,000    The CIT Group Holdings Corporation                                  08/09/01        3.730%                995,959
  1,050,000    The CIT Group Holdings Corporation                                  07/18/01        3.920%              1,048,056
  3,000,000    The CIT Group Holdings Corporation                                  07/12/01        4.020%              2,996,364
  2,000,000    The CIT Group Holdings Corporation                                  07/11/01        3.960%              1,997,800
  1,500,000    Citicorp                                                            07/26/01        3.700%              1,496,146
  3,500,000    Citicorp                                                            07/25/01        3.740%              3,491,637
  1,000,000    Citicorp                                                            07/10/01        3.700%                998,767
  2,000,000    Citicorp                                                            07/10/01        3.890%              1,998,055
  1,000,000    DuPont EI De Nemours Company                                        08/06/01        3.780%                996,220
  1,000,000    DuPont EI De Nemours Company                                        07/20/01        3.940%                997,920
  1,500,000    DuPont EI De Nemours Company                                        07/17/01        3.700%              1,497,533
  2,500,000    DuPont EI De Nemours Company                                        07/11/01        3.940%              2,497,264
  1,500,000    Ford Motor Credit Corporation                                       08/23/01        3.750%              1,491,719
  1,000,000    Ford Motor Credit Corporation                                       08/02/01        3.740%                996,676
  1,500,000    Ford Motor Credit Corporation                                       07/17/01        3.870%              1,497,420
  1,000,000    General Electric Capital Corporation                                07/19/01        3.750%                998,125
  2,200,000    General Electric Capital Corporation                                07/18/01        3.750%              2,196,104
  1,000,000    General Electric Capital Corporation                                07/12/01        3.940%                998,796
  4,000,000    Household Finance Corporation                                       09/10/01        5.900%              3,953,456
  2,000,000    Household Finance Corporation                                       08/17/01        3.710%              1,990,313
  2,000,000    IBM Credit Corporation                                              08/09/01        3.700%              1,991,983
  1,000,000    John Deere Capital Corporation                                      08/10/01        3.720%                995,867
  1,000,000    John Deere Capital Corporation                                      08/09/01        3.640%                996,057
  2,000,000    John Deere Capital Corporation                                      07/16/01        3.940%              1,996,717
  1,250,000    John Deere Capital Corporation                                      07/10/01        3.880%              1,248,787
  1,000,000    John Deere Capital Corporation                                      07/06/01        3.870%                999,462
  1,250,000    John Deere Capital Corporation                                      07/05/01        3.980%              1,249,447
  1,000,000    Marshall & Ilsley Corporation                                       07/27/01        3.880%                997,198
  3,500,000    Marshall & Ilsley Corporation                                       07/11/01        3.890%              3,496,218
  3,500,000    Marshall & Ilsley Corporation                                       07/02/01        3.940%              3,499,617
  1,500,000    Merrill Lynch                                                       07/13/01        3.890%              1,498,055
  1,000,000    Prudential Funding Corporation                                      08/10/01        3.730%                995,856
  2,000,000    Prudential Funding Corporation                                      07/20/01        3.700%              1,996,031
  1,000,000    Toyota Credit de Puerto Rico Corporation                            07/09/01        3.860%                999,142
  1,000,000    Toyota Motor Credit                                                 08/03/01        3.600%                996,700
  2,000,000    Toyota Motor Credit                                                 07/31/01        3.700%              1,993,833
  1,500,000    Toyota Motor Credit                                                 07/25/01        3.870%              1,496,130
  2,500,000    Toyota Motor Credit                                                 07/20/01        3.720%              2,495,092
  4,000,000    Triple A One Funding Corporation                                    08/10/01        3.840%              3,983,111
  2,000,000    Triple A One Funding Corporation                                    07/13/01        3.940%              1,997,373
  2,056,000    Triple A One Funding Corporation                                    07/05/01        3.990%              2,055,088
  3,500,000    Wells Fargo Financial, Inc.                                         07/19/01        3.950%              3,493,088
  2,500,000    Wells Fargo Financial, Inc.                                         07/13/01        3.940%              2,496,717
  2,000,000    Wells Fargo Financial, Inc.                                         07/05/01        3.960%              1,999,120
                                                                                                                    ------------
               Total Commercial Paper                                                                                 92,548,605
                                                                                                                    ------------
               Total Corporate Securities                                                                            131,289,699
                                                                                                                    ------------

SHORT TERM SECURITIES -- 1.5%

EURODOLLAR TIME DEPOSIT
  2,453,000    National City Bank of Indiana, Grand Cayman Branch                  07/02/01        3.938%              2,453,000

MONEY MARKET
        556    Highmark U.S. Government Money Market                                                                         557
                                                                                                                    ------------
               Total Short Term Securities                                                                             2,453,557
                                                                                                                    ------------
Total Investments, at Amortized Cost                                                                                $164,891,349
                                                                                                                    ------------
                                                                                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS
(a)<F6> The security has a floating/variable rate coupon payment tied to the 1 Month U.S. Libor rate. Rate reset monthly.
(b)<F7> The security has a floating/variable rate coupon payment tied to the 3 Month U.S. Libor rate. Rate reset quarterly.

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

215 North Main Street
West Bend, Wisconsin 53095
1-800-826-4600

OFFICERS AND DIRECTORS

Peter D.Ziegler, Director
Richard H. Aster, M.D., Director
Augustine J. English, Director
Ralph J. Eckert,Director
Marcia L. Wallace, Director (as of 5/31/01)
James G. DeJong, Director (as of 5/31/01)
Steven P. Kent, Director (as of 5/31/01)
Robert J. Tuszynski, President, CEO
Franklin P. Ciano, Chief Financial Officer and Treasurer
James L. Brendemuehl, Senior Vice President of Sales
John H. Lauderdale, Senior Vice President of Marketing
Kathleen J. Cain, Secretary
Donald J. Liebetrau, Assistant Vice President
Patricia A. Weinert, Assistant Vice President

INVESTMENT ADVISORS

B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

Ziegler Investment Services
(Sub-Advisor to all funds except
Managed Growth)
250 East Wisconsin Avenue
Suite 1900
Milwaukee, Wisconsin 53202

Geneva Capital Management, Ltd.
(Sub-Advisor to Managed Growth Fund)
250 East Wisconsin Avenue
Suite 1050
Milwaukee, Wisconsin 53202

DISTRIBUTOR AND ACCOUNTING/PRICING AGENT

B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT

PFPC Global Fund Services
P.O. Box 60504
King of Prussia, Pennsylvania 19406

CUSTODIAN

Union Bank of California
475 Sansome Street
San Francisco, California 94111

COUNSEL

Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

AUDITOR

Arthur Andersen LLP
100 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

215 North Main Street  o  West Bend, Wisconsin 53095-3348

(NORTH TRACK LOGO)
SHARPEN YOUR FOCUS

SEMI-ANNUAL REPORT

SHAREHOLDER INFORMATION
1-800-826-4600
www.northtrackfunds.com

This report was prepared for the information of shareholders of North Track Funds, Inc., and may not be used in connection with the offering of securities unless preceded or accompanied by a current prospectus.